Subsequent Events (Additional Information (Details) - USD ($) $ in Thousands				6 Months Ended
	Jul. 05, 2023	Feb. 08, 2023	Jan. 08, 2023	Jun. 30, 2023	Jan. 17, 2023	Jan. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, shares issued				148,699,982			141,348,856	132,858,484
Common Stock, Value, Issued				$ 15			$ 14	$ 13
B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued				250,000
Common stock sold				127,241
Proceeds from sale of common stock				$ 1,000
A&R Yorkville Purchase Agreement
Subsequent Event [Line Items]
Common stock, shares issued				632,431
Common stock sold				2,167,604
Proceeds from sale of common stock				$ 15,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt interest rate	2.00%
Debt Instrument, Interest Rate During Period	12.00%
Debt instrument, description	The Junior DIP Facility matures on the earliest of: (i) September 30, 2023; (ii) the effective date of any Chapter 11 plan of reorganization with respect to the Debtors; (iii) the consummation of any sale or other disposition of all or substantially all of the assets of the Debtors; (iv) the date of the acceleration of the DIP Loans and the termination of the DIP Commitments (as defined in the Junior DIP Term Sheet) in accordance with the DIP Documents (as defined in the Junior DIP Term Sheet); and (v) dismissal of the Chapter 11 Cases or conversion of the Chapter 11 Cases into cases under Chapter 7 of the Bankruptcy Code.
Subsequent Event [Member] | Scintilla Pharmaceuticals
Subsequent Event [Line Items]
Debt principal amount	$ 20,000
Debt interest rate	1.00%
Subsequent Event [Member] | Inducement Plan [Member]
Subsequent Event [Line Items]
Number of shares available for grant					1,400,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued						250,000
Common Stock, Value, Issued			$ 500,000
Subsequent Event [Member] | B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold			127,241
Proceeds from sale of common stock			$ 1,000
Subsequent Event [Member] | A&R Yorkville Purchase Agreement
Subsequent Event [Line Items]
Common stock sold		85,000
Proceeds from sale of common stock		$ 600